Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

11. Commitments and Contingencies

(a)	There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

(b)	As of December 31, 2015, the Company had under construction four bulk carriers one of which was delivered on February 25, 2016 (see also Note 20(c)). The contracted amount paid for the delivery of that vessel was $21.35 million while the contracted amount remaining to be paid for the remaining three vessels amounts to $40.84 million in 2016, $2.77 million in 2017 and $19.39 in 2018 which has and will be funded from undrawn facilities available, cash, future loan facilities and proceeds from equity raisings.